Income Tax - Schedule of Effective Reconciliation of Income Tax (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book income (loss)		34.00%	34.00%
State taxes		5.83%	5.83%
Stock compensation		0.00%	(4.64%)
Other permanent items		(2.25%)	(2.04%)
Enactment of Tax Cuts and Jobs Act		(20.29%)	0.00%
Valuation allowance		(17.30%)	(33.15%)
Tax expense at actual rate	21.00%